Average Annual Total Returns - Retail Class - Transamerica Mid Cap Value Opportunities	A 1 Year	A 5 Years	A Since Inception	A Inception Date	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions Since Inception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	C 1 Year	C 5 Years	C Since Inception	C Inception Date	I 1 Year	I 5 Years	I Since Inception	I Inception Date	R6 1 Year	R6 5 Years	R6 Since Inception	R6 Inception Date	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years		Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(1.85%)	7.15%	7.24%	Apr. 30, 2014	(1.98%)	5.66%	5.82%	(1.00%)	5.29%	5.36%	2.01%	7.60%	7.38%	Apr. 30, 2014	4.18%	8.72%	8.48%	Apr. 30, 2014	4.23%		7.45%	Jul. 25, 2016	4.96%	[1]	9.73%	[1]	7.84%	[1]

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